Debt (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt
The following table summarizes the Company’s debt components at September 30, 2025 and December 31, 2024:

	September 30, 2025					December 31, 2024
	Carrying Value	Facility Inception Date	Final Stated Maturity(A)	Weighted Average Funding Cost	Collateral Carrying Value	Carrying Value
Debt Carried at Cost
Funding Debt
Warehouse Facility 1(B)	$—	August 2020	July 2025	—%	$—	$28,286
Warehouse Facility 2(C)	21,270	November 2022	May 2026	6.4	24,584	61,007
Warehouse Facility 3(D)	—	October 2023	October 2025	—	—	26,227
Warehouse Facility 4(E)	59,647	February 2023	January 2026	6.7	60,367	68,568
Warehouse Facility 5(F)	—	October 2023	n.a.	—	—	21,697
REIT Warehouse(G)	42,106	October 2024	December 2026	7.7	38,510	99,204
Warehouse Facility 6(H)	—	May 2024	May 2026	—	—	—
Warehouse Facility 7(I)	—	February 2023	August 2025	—	—	—
Warehouse Facility 8(J)	—	March 2022	n.a.	—	—	—
Warehouse Facility 9(K)	—	March 2024	March 2025	—	—	861
Warehouse Facility 10(L)	17,637	April 2025	April 2026	6.5	17,929	—
Warehouse Facility 11(M)	60,946	July 2025	June 2027	6.5	62,029	—
Digital Asset Loan Facility(N)	9,893	April 2025	October 2026	13.9	10,032	—
Total Funding Debt	211,499					305,850

MSR Financing
Lender 1(O)	40,000	June 2024	June 2026	16.8	65,907	40,000

Financed Retained Interests
Retained Interest Facility(P)	199,129	April 2023	Various(Q)	6.6	199,178	129,005

Total Debt Carried at Cost, Gross	450,628					474,855

Unamortized deferred financing costs(R)	(2,840)					(1,679)
Total Debt Carried at Cost, Net	447,788					473,176

Debt at Fair Value
FCC(S)	1,156					—
Democratized Prime YLDS(T)	17,806					—
Total Debt Carried at Fair Value	18,962					—

Total Debt	$466,750					$473,176
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(A)Debt obligations with a stated maturity through the date of issuance of the Condensed Consolidated Financial Statements were refinanced, extended or repaid.
(B)Warehouse Facility 1 was closed in July 2025.
(C)Warehouse Facility 2 bears interest at Secured Financing Overnight Rate (“SOFR”) plus a spread of 2.25% at September 30, 2025.
(D)Warehouse Facility 3 was paid down in September 2025 and subsequently reached maturity. The interest accrued on the loans was payable to the lender during the period the loans are held, and the Company paid a variable exit fee, which was determined on a quarterly basis as follows: (i) the first $50.0 million of principal balance repurchased is subject to a 0.5% exit fee, and (ii) amounts in excess of $50.0 million are subject to an exit fee that are between 0.125% to 1.50% of the price at which the Company securitizes repurchased loans (or otherwise agreed between the Company and the lender for repurchased loans not securitized).
(E)Warehouse Facility 4 bears variable interest at SOFR plus a spread between 2.15% and 5.50% at September 30, 2025. A portion of the facility is also subject to a 0.5% non-use fee.
(F)Warehouse Facility 5 is an advance facility in which the lender earns carry on collateral in the facility.
(G)REIT Warehouse bears interest at SOFR plus a spread of (i) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is greater than or equal to $100.0 million, 3.00% or (ii) if the average daily aggregate outstanding purchase price for all purchased mortgage loans subject to outstanding transactions during such pricing rate period is less than $100.0 million, 3.50%. The facility also carries a 0.15% exit fee on repurchased, non-securitized loans which in aggregate cannot exceed $0.5 million in a given calendar year.
(H)Warehouse Facility 6 bears interest at SOFR, plus a spread of 3.5% at September 30, 2025. The facility also carries a 0.5% exit fee on all loans repurchased from the facility.
(I)Warehouse Facility 7 was closed in August 2025.
(J)Warehouse Facility 8 was closed in December 2024.
(K) Warehouse Facility 9 was closed in March 2025.
(L)Warehouse Facility 10 bears interest at SOFR, plus a spread of 2.35%.
(M)Warehouse Facility 11 bears interest at SOFR, subject to a 2.0% floor, plus a spread of 1.75%.
(N) The Digital Asset Loan Facility bears interest at a rate of 13.5%.
(O)The MSR Note bears interest at 16.5% per annum and secured by eligible servicing assets, which include servicing fees related to loan servicing rights owned by, or delegated to, the Company.
(P)Under the Retained Interest Facility, the interest accrued on the securities and beneficial interests is payable to the lender during the period the loans are held plus a spread between 0.50% and 0.55%, depending on the tranche to which the Company pledges collateral.
(Q)The maturities of financed retained interests align with the terms of the underlying securities. The financed retained interest have maturity dates through August 2055.
(R)During the three and nine months ended September 30, 2025 and 2024, the Company amortized $0.3 million and $0.7 million, and $0.1 million and $0.7 million, respectively, of deferred financing costs, respectively.
(S)Interest accrues at a rate of SOFR less 0.5% based on the face-amount certificates issued by FCC. Certificates mature 20 years from the issue date, but may be surrendered at any time by the holder at face amount, plus accrued interest minus any applicable expenses or fees.
(T)Interest is accrued at an hourly rate that is agreed upon through a Dutch auction process; during the three and nine months ended September 30, 2025, the average interest rate was 9.0%. YLDS can be redeemed by the holder at face amount, plus accrued interest minus any applicable expenses or fees on demand.
The following table represents borrowing capacity of committed debt facilities at September 30, 2025:

	September 30, 2025
Debt	Borrowing Capacity	Balance Outstanding	Available Financing
Funding Debt
Warehouse Facility 1	$—	$—	$—
Warehouse Facility 2	150,000	21,270	128,730
Warehouse Facility 3	100,000	—	100,000
Warehouse Facility 4	335,300	59,647	275,653
REIT Warehouse	200,000	42,106	157,894
Warehouse Facility 6	250,000	—	250,000
Warehouse Facility 7	—	—	—
Warehouse Facility 8	—	—	—
Warehouse Facility 9	—	—	—
Warehouse Facility 10	300,000	17,637	282,363
Warehouse Facility 11	200,000	60,946	139,054
Digital Asset Loan Facility	30,000	9,893	20,107

MSR Financing
Lender 1	40,000	40,000	—

Financed Retained Interests
Retained Interest Facility	250,000	199,129	50,871
	$1,855,300	$450,628	$1,404,672
The following table summarized components of debt for the years ended December 31, 2024 and 2023:

	December 31, 2024					December 31, 2023
	Carrying Value(A)	Facility Inception Date	Final Stated Maturity(B)	Weighted Average Funding Cost	Collateral Carrying Value	Carrying Value
Funding Debt
Warehouse Facility 1(C)	$28,286	August 2020	November 2025	9.3%	$33,214	$12,400
Warehouse Facility 2(D)	61,007	November 2022	May 2025	8.4	62,756	147,629
Warehouse Facility 3(E)	26,227	October 2023	October 2025	9.9	24,827	21,300
Warehouse Facility 4(F)	68,426	February 2023	January 2026	8.8	72,367	5,944
Warehouse Facility 5(G)	21,697	October 2023	n.a.	10.2	21,216	22,600
REIT Warehouse(H)	99,182	October 2024	October 2025	9.9	99,016	—
Warehouse Facility 6(I)	(392)	May 2024	May 2026	n.m.	—	—
Warehouse Facility 7(J)	—	February 2023	August 2025	—	—	—
Warehouse Facility 8(K)	—	March 2022	December 2024	—	—	54,270
Warehouse Facility 9(L)	861	March 2024	March 2025	11.3	—	—
Total funding debt	305,294					264,143

MSR Financing
Lender 1(M)	39,781	June 2024	June 2026	16.9	69,542	—
Total MSR Financing	39,781					—

Financed Retained Interests
Financed retained interests(N)	128,101	April 2023	Various(O)	6.6	128,982	25,048
Total Financed Retained Interests	128,101					25,048

Total Debt	$473,176					$289,191
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(A)Net of deferred financing costs. At December 31, 2024 and 2023 deferred financing costs were $1.7 million and $0.6 million, respectively. During the years ended December 31, 2024 and 2023, the Company amortized $1.0 million and $0.3 million of deferred financing costs, respectively.
(B)Debt obligations with a stated maturity through the date of issuance of the Consolidated Financial Statements were refinanced, extended or repaid.
(C)Warehouse Facility 1 bears variable interest at an annual benchmark rate of Secured Financing Overnight Rate (“SOFR”) plus a spread of 4.9% at December 31, 2024.
(D)Warehouse Facility 2 bears interest at an annual benchmark rate of SOFR plus a spread of 4.0% at December 31, 2024. The facility also carries a 50 bps exit fee on non-ABS loans repurchased.
(E)Under Warehouse Facility 3, the interest accrued under the loans is payable to the lender during the period the loans are held, and the Company will pay a variable exit fee, which is determined on a quarterly basis as follows: (i) the first $50 million of principal balance repurchased is subject to a 0.5% exit fee, and (ii) amounts in excess of $50 million are subject to an exit fee that are between 0.125% to 1.50% of the price at which the Company securitizes repurchased loans or otherwise agreed between the Company and the lender for repurchased loans not securitized.
(F)Warehouse Facility 4 bears variable interest at an annual benchmark rate of SOFR plus a spread between 3.5% and 7.5%. A portion of the facility is also subject to a 0.5% non-use fee.
(G)Under Warehouse Facility 5, the interest accrued under the loans is payable to the lender during the period the loans are held.
(H)Under the REIT Warehouse, the interest accrued under the loans is payable to the lender during the period the loans are held.
(I)Warehouse Facility 6 bears interest at an annual benchmark rate of SOFR, plus a spread of 3.5% at December 31, 2024. The facility also carries a 0.5% exit fee on all loans repurchased from the facility.
(J)Warehouse Facility 7 bears interest at an annual benchmark rate of SOFR, plus a spread of 3.5% at December 31, 2024.
(K)Warehouse Facility 8 was closed during the year ended December 31, 2024 and the date of closure is the final stated maturity date.
(L)Under Warehouse Facility 9 the interest accrued under the loans is payable to the lender during the period the loans are held.
(M)On June 7, 2024, the Company entered into a Loan and Security Agreement, as amended from time to time, (the “MSR Financing Agreement”) to provide the Company a senior secured financing facility in the form of a promissory note (the “MSR Facility”). The obligations of the Company under the MSR Financing Agreement are secured by the eligible servicing assets, which include servicing fees related to loan servicing rights owned by, or delegated to, the Company. Borrowings under the MSR Financing Agreement bear interest at 16.5% per annum.
(N)Under the Retained Interest Facility, the interest accrued on the securities and beneficial interests is payable to the lender during the period the loans are held plus a spread of 50 - 55 bps depending on the tranche pledged.
(O)The maturities of financed retained interests align with the terms of the underlying securities. The financed retained interest have maturity dates of August 2027 through March 2036.

Schedule of Maturities of Long-Term Debt
Contractual maturities of recourse and nonrecourse debt obligations at September 30, 2025, are as follows:

Years Ending December 31,	Recourse	Nonrecourse	Total
2025 (remainder)	$—	$—	$—
2026	138,554	51,999	190,553
2027	—	60,946	60,946
2028	—	—	—
2029	—	—	—
Thereafter	—	199,129	199,129
	$138,554	$312,074	$450,628
Contractual maturities of recourse and nonrecourse debt obligations at December 31, 2024, are as follows:

Years Ending December 31,	Recourse	Nonrecourse	Total
2025	$61,868	$153,717	$215,585
2026	108,568	—	108,568
	$170,436	$153,717	$324,153
The following table represents borrowing capacity of committed debt facilities at December 31, 2024:

	December 31, 2024
	Borrowing Capacity	Balance Outstanding	Available Financing
Funding Debt
Warehouse Facility 1	$250,000	$28,286	$221,714
Warehouse Facility 2	350,000	61,007	288,993
Warehouse Facility 3	100,000	26,227	73,773
Warehouse Facility 4	335,300	68,568	266,732
REIT	150,000	99,204	50,796
Warehouse Facility 6	250,000	—	250,000
Warehouse Facility 7	1,000	—	1,000
Warehouse Facility 9	10,550	861	9,689

MSR Financing
Lender 1	40,000	40,000	—

Financed Retained Interests
Retained Interest Facility	250,000	129,005	120,995
	$1,736,850	$453,158	$1,283,692